Unusual Items - Unusual Items Expenses (Parenthetical) (Detail) (Estimated costs to divest [Member], USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended
	May 31, 2013	May 31, 2013
Estimated costs to divest [Member]
Unusual or Infrequent Item [Line Items]
Benefit related to Company not being required to divest LDACS program	$ 4.0	$ 3.6